UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Hull Tactical US ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 21.0%
SPDR S&P 500 ETF Trust	42,854	$11,942,553

Total Exchange-Traded Fund
(Cost $11,846,393)		11,942,553

Total Investments - 21.0%
(Cost $11,846,393)		$11,942,553

Percentages are based on Net Assets of $56,938,613.

ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depositary Receipts
S&P – Standard & Poor’s

As of February 28, 2019, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

HTU-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2019